Finance (cost)/Income-Net - Summary of Finance (cost)/Income-Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure Of Finance Income Expense [Abstract]
Interest from bank deposits and term deposits	¥ 1,323		¥ 622	¥ 717
Interest and investment income from investments at fair value through other comprehensive income	9,392
Finance income	10,715	$ 1,538	622	717
Issuance cost of financial instruments with preferred rights				(2,851)
Interest for lease liabilities	(144)		(44)	(42)
Finance costs	(144)	(21)	(44)	(2,893)
Finance (cost)/income-net	¥ 10,571	$ 1,517	¥ 578	¥ (2,176)